Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenue		$ 358,342	$ 273,610
Operating expenses:
Cost of revenue	[1]	126,255	99,620
Sales and marketing	[1]	71,225	35,827
Research and development	[1]	18,784	19,245
General and administrative	[1]	21,721	17,198
Depreciation and amortization		31,574	33,422
Total operating expenses		269,559	205,312
Operating income		88,783	68,298
Other income (expense):
Interest expense		(10,786)	(26,566)
Interest income		197	524
Gain on foreign currency transactions		2,347	4,128
Gain (loss) on foreign currency remeasurement of intercompany item		(244)	3,206
Other, net		(5,080)	277
Total other expense, net		(13,566)	(18,431)
Income before income tax		75,217	49,867
Income tax expense		(21,594)	(13,542)
Net income		53,623	36,325
Other comprehensive income (expense):
Pension adjustments, net of tax		(294)	(385)
Gain on foreign currency translation, net of tax		13,676	9,742
Comprehensive income		$ 67,005	$ 45,682
Earnings per share:
Basic		$ 29.67	$ 30.46
Diluted		$ 26.20	$ 21.87
Weighted average shares outstanding:
Basic		1,807,410	1,192,725
Diluted		2,149,114	1,995,131

[1]	Excluding Depreciation and amortization